Loans and borrowings (Details 6) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		₨ 50,618	₨ 49,098
Borrowings made during the year		42,907	66,629
Borrowings repaid during the year		(58,089)	(65,747)
Currency translation adjustments		2,913	699
Others		32	(61)
Closing balance		38,381	50,618
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	[1]	25,152	5,559
Borrowings made during the year	[1]	0	19,065
Borrowings repaid during the year	[1]	(56)	(158)
Currency translation adjustments	[1]	1,128	747
Others	[1]	32	(61)
Closing balance	[1]	26,256	25,152
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		25,466	43,539
Borrowings made during the year		42,907	47,564
Borrowings repaid during the year		(58,033)	(65,589)
Currency translation adjustments		1,785	(48)
Others		0	0
Closing balance		₨ 12,125	₨ 25,466

[1]	Including current portion.